CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Stockholders' Equity
Preferred stock, par value	$ 0.00	$ 0.00
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.00	$ 0.00
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	13,438,933	15,137,200
Common stock, shares outstanding	13,438,933	15,137,200